MANAGER AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        CITIZENS BANK OF RHODE ISLAND
        One Citizens Plaza
        Providence, Rhode Island 02903

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Vernon R. Alden
        Paul Y. Clinton
        David A. Duffy
        William J. Nightingale
        J. William Weeks

OFFICERS
        Diana P. Herrmann, President
        Stephen J. Caridi, Senior Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC INC.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

INDEPENDENT AUDITORS
        KPMG LLP
        345 Park Avenue
        New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT

DECEMBER 31, 1998

A TAX-FREE INCOME INVESTMENT

(Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three flying seagulls above it)

(Logo of Aquila Group of Funds: an eagle's head)
ONE OF THE
AQUILAsm GROUP OF FUNDS

(Logo of Narragansett Insured Tax-Free Income Fund: a rectangle with profile view of a sailboat on top of waves and three flying seagulls above it)

NARRAGANSETT INSURED TAX-FREE INCOME FUND

SEMI-ANNUAL REPORT

"THE BEST THINGS IN LIFE CAN BE TAX-FREE"

February 17, 1999

Dear Fellow Shareholder:

     When you compare TAX-FREE municipal bonds with similar maturity high quality taxable U.S. Treasuries, we think it is fair to say, "THE BEST THINGS IN LIFE CAN BE TAX-FREE."

     You may well come out way ahead owning a TAX-FREE bond, since recently the ratio of return on TAXABLE U.S. Treasuries versus
TAX-FREE municipals has been running ahead of what has normally been the case.

     What this means to you in dollars and cents is that when you take into consideration the effect of taxes you pay with a TAXABLE bond, you actually get to keep more of your return with the TAX-FREE investment.

     Let us show you the mathematics of how this works out. Let's suppose you purchase a $1,000 15-year U.S. Treasury bond yielding
5% and a $1,000 tax-free municipal bond with a maturity of 15 years yielding 4.4%. Your investments would look as follows*:

                              U.S. TREASURY        TAX-FREE
       Interest Income          $50.00             $44.00
       Federal Tax Bracket      28%                28%
       Federal Tax Paid         $14.00             $-0-
       Net Income Retained      $36.00             $44.00

     Even though on the surface the U.S. Treasury appears to be yielding higher than the TAX-FREE municipal, once the effect of Federal taxes is taken into consideration, the TAX-FREE investment allows you to keep more money in your pocket. State taxes are not applicable to either investment.

     Obviously, investors in higher income tax brackets will obtain an even greater advantage.

     Given the desirability of making sure you have the right asset allocation with your investment money, the fact that there is an increased supply of high quality municipal bonds and a rising ratio of taxable vs. tax-free bonds, we believe it is fair to say that,

             "THE BEST THINGS IN LIFE CAN BE TAX-FREE"


     This is particularly true considering the high quality of the bonds in Narragansett Insured Tax-Free Income Fund and the intermediate maturity of the overall portfolio of the Fund. Both these factors lend themselves to the kind of investment that allows you to "sleep well at night."

     You can be assured that all those associated with the management of your investment in Narragansett Insured Tax-Free
Income Fund are consistently working in your best interest. We very much value you as a shareholder and appreciate the confidence you have shown in the Fund.

Sincerely,

Lacy B. Herrmann
Chairman, Board of Trustees

  * The examples given, while realistic, are for illustrative purposes only, are strictly hypothetical in nature and do not represent the performance of any particular investment. For simplicity, a stable net asset value has been assumed over the life of each investment and the effect of dividend reinvestment was not taken into account. Of course, the actual rate of return and share price of a municipal bond fund, such as Narragansett Insured Tax-Free Income Fund, will fluctuate with general interest rate changes. Thus, redemption price may be more or less than original purchase price.


NARRAGANSETT INSURED TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1998 (UNAUDITED)

                                                                                 RATING
             FACE                                                               MOODY'S/
            AMOUNT    GENERAL OBLIGATION BONDS (43.9%)                            S&P                    VALUE

                      Town of Bristol, Rhode Island, MBIA Insured
      $   1,000,000      5.100%, 08/15/07                                       Aaa/AAA           $    1,045,000
            100,000      6.000%, 12/15/11                                       Aaa/AAA                  107,000
            100,000      6.000%, 12/15/12                                       Aaa/AAA                  107,000
                      Town of Burrillville, Rhode Island, AMBAC Insured
            405,000      5.300%, 07/15/08                                       Aaa/AAA                  426,769
                      Town of Burrillville, Rhode Island, MBIA Insured
            250,000      5.400%, 10/15/06                                       Aaa/AAA                  265,312
            250,000      5.500%, 10/15/07                                       Aaa/AAA                  265,938
            150,000      5.700%, 10/15/10                                       Aaa/AAA                  160,312
                      Central Falls, Rhode Island, MBIA Insured
            500,000      4.900%, 11/15/05                                       Aaa/AAA                  523,750
            500,000      5.200%, 11/15/09                                       Aaa/AAA                  523,125
                      Cranston, Rhode Island, MBIA Insured
          1,120,000      5.300%, 07/15/05                                       Aaa/AAA                1,176,000
            300,000      5.500%, 06/15/07                                       Aaa/AAA                  327,000
                      Town of Cumberland, Rhode Island, MBIA Insured
            345,000      5.500%, 09/01/06                                       Aaa/AAA                  374,756
            500,000      5.600%, 10/01/08                                       Aaa/AAA                  528,750
            500,000      5.000%, 08/01/15                                       Aaa/AAA                  503,750
                      Town of Lincoln, Rhode Island, MBIA Insured
            400,000      5.100%, 01/15/06                                       Aaa/AAA                  423,000
            400,000      5.200%, 08/15/06                                       Aaa/AAA                  421,000
            850,000      5.500%, 08/15/10                                       Aaa/AAA                  898,875
            100,000      5.625%, 04/15/11                                       Aaa/AAA                  104,750
                      Town of Lincoln, Rhode Island, FGIC Insured
            250,000      5.750%, 08/01/15                                       Aaa/AAA                  270,000
                      Narragansett, Rhode Island, MBIA Insured
            300,000      5.100%, 09/15/06                                       Aaa/AAA                  315,000
          1,000,000      5.300%, 09/15/08                                       Aaa/AAA                1,056,250
                      Newport, Rhode Island, MBIA Insured
            150,000      6.550%, 08/15/07                                       Aaa/AAA                  162,937
                      Newport, Rhode Island, Series B, FGIC Insured
            250,000      4.900%, 05/15/06                                       Aaa/AAA                  261,875
            500,000      5.000%, 05/15/07                                       Aaa/AAA                  525,625
            500,000      5.100%, 05/15/08                                       Aaa/AAA                  526,875

                      Pawtucket, Rhode Island, MBIA Insured
            100,000      6.650%, 09/15/06                                       Aaa/AAA                  109,375
            600,000      4.300%, 09/15/09                                       Aaa/AAA                  593,250
            250,000      4.400%, 09/15/10                                       Aaa/AAA                  248,750
                      Pawtucket, Rhode Island, FGIC Insured
            310,000      5.625%, 04/15/07                                       Aaa/AAA                  332,862
            500,000      5.750%, 04/15/09                                       Aaa/AAA                  539,375
                      Providence, Rhode Island, MBIA Insured
             25,000      6.600%, 01/15/01                                       Aaa/AAA                   26,295
            100,000      5.500%, 01/15/04                                       Aaa/AAA                  106,125
            100,000      5.900%, 01/15/09                                       Aaa/AAA                  106,875
            200,000      5.250%, 01/15/12                                       Aaa/AAA                  208,250
                      Providence, Rhode Island, FSA Insured
            700,000      5.500%, 01/15/11                                       Aaa/AAA                  749,875
                      Providence, Rhode Island, Series A, MBIA Insured
            100,000      5.400%, 08/01/01                                       Aaa/AAA                  104,375
                      Providence, Rhode Island, 1992 Series A, MBIA
                        Insured
             90,000      5.700%, 08/01/04                                       Aaa/AAA                   95,512
                      East Providence, Rhode Island, MBIA Insured
            500,000      5.400%, 05/15/07                                       Aaa/AAA                  541,875
                      Commonwealth of Puerto Rico, MBIA Insured
             85,000      5.900%, 07/01/06                                       Aaa/AAA                   92,544
            100,000      5.750%, 07/01/09                                       Aaa/AAA                  107,125
            100,000      6.000%, 07/01/14                                       Aaa/AAA                  107,375
            500,000      5.875%, 07/01/18                                       Aaa/AAA                  542,500
                      Commonwealth of Puerto Rico, FSA Insured
             50,000      6.000%, 07/01/14                                       Aaa/AAA                   53,687
                      Commonwealth of Puerto Rico, AMBAC Insured
            500,000      5.850%, 07/01/15                                       Aaa/AAA                  542,500
                      State of Rhode Island Refunding, Series A, FGIC
                        Insured
             50,000      6.000%, 06/15/02                                       Aaa/AAA                   53,687
                      State of Rhode Island Refunding, Series A, FGIC
                        Insured
</PAGE

          1,500,000      5.000%, 09/01/15                                       Aaa/AAA                1,516,875
                      Rhode Island Consolidated Capital Development
                        Loan, 1991 Series B, AMBAC Insured
            300,000      6.250%, 05/15/07                                       Aaa/AAA                  315,375
                        Rhode Island Consolidated Capital Development
                        Loan, 1991 Series B, MBIA Insured
            380,000      6.250%, 05/15/09                                       Aaa/AAA                  401,850
            100,000      6.250%, 05/15/10                                       Aaa/AAA                  105,750
                        Rhode Island Consolidated Capital Development
                        Loan, 1992 Series A, FGIC Insured
          1,050,000      5.500%, 08/01/07                                       Aaa/AAA                1,105,125
             25,000      5.500%, 08/01/08                                       Aaa/AAA                   26,219
          1,000,000   Rhode Island Consolidated Capital Development
                        Loan, 1993 Series A, AMBAC Insured
                        4.800%, 06/15/02                                        Aaa/AAA                1,035,000
          1,000,000   Rhode Island Consolidated Capital Development
                        Loan, 1993 Series A, FGIC Insured
                        5.100%, 11/01/13                                        Aaa/AAA                1,030,000
                      Town of Scituate, Rhode Island, MBIA Insured
            375,000      5.500%, 04/01/09                                       Aaa/AAA                  399,375
                      South Kingstown, Rhode Island, MBIA Insured
            390,000      5.000%, 03/15/08                                       Aaa/AAA                  407,550
            125,000      5.125%, 06/01/08                                       Aaa/AAA                  130,469
            390,000      5.050%, 03/15/09                                       Aaa/AAA                  406,575
            170,000      5.200%, 06/01/09                                       Aaa/AAA                  178,075
            170,000      5.250%, 06/01/10                                       Aaa/AAA                  177,862
            100,000      6.300%, 12/15/11                                       Aaa/AAA                  109,125
                      South Kingstown, Rhode Island, AMBAC Insured
            400,000      4.900%, 11/15/07                                       Aaa/AAA                  417,000
                      Warwick, Rhode Island, MBIA Insured
            150,000      6.100%, 11/15/01                                       Aaa/AAA                  160,125
                      Warwick, Rhode Island, FGIC Insured
             50,000      7.000%, 11/15/02                                       Aaa/AAA                   52,632

                      Warwick, Rhode Island, FSA Insured
            195,000      5.600%, 08/01/14                                       Aaa/AAA                  209,381
          1,000,000      5.000%, 03/01/18                                       Aaa/AAA                  996,250
                      West Warwick, Rhode Island, MBIA Insured
            500,000      5.800%, 01/01/04                                       Aaa/AAA                  535,000
            500,000      5.900%, 01/01/05                                       Aaa/AAA                  535,000
                      Woonsocket, Rhode Island, MBIA Insured
            385,000      5.125%, 03/01/11                                       Aaa/AAA                  399,437
            655,000      4.450%, 12/15/12                                       Aaa/AAA                  650,906
            685,000      4.550%, 12/15/13                                       Aaa/AAA                  680,719
                        Total General Obligation Bonds                                                28,544,536


                      REVENUE BONDS (54.2%)
                      HIGHER EDUCATION REVENUE BONDS (15.5%)
             25,000   Rhode Island Health & Education Building Corp.,
                        Higher Education, Various Purpose 1990 Series B,
                        FSA Insured
                        7.250%, 09/15/06                                        Aaa/AAA                   26,201
            100,000   Rhode Island Health & Education Building Corp.,
                        Bryant College, MBIA Insured
                        6.300%, 06/01/03                                        Aaa/AAA                  109,250
                      Rhode Island Health & Education Building Corp.,
                        Bryant College, 1992 2nd Series, MBIA Insured
             50,000     5.550%, 06/01/03                                        Aaa/AAA                   53,375
            100,000     5.800%, 06/01/05                                        Aaa/AAA                  107,875
                      Rhode Island Health & Education Building Corp.,
                        Johnson & Wales University, 1993 Series A,
                        AMBAC Insured
            100,000     5.200%, 04/01/04                                         NR/AAA                  105,375
            500,000     5.250%, 04/01/16                                         NR/AAA                  506,875
          1,000,000     5.000%, 09/01/23                                         NR/AAA                  976,250
                      Rhode Island Health & Education Building Corp.,
                        Johnson & Wales University, 1992 Series A,
                        AMBAC Insured
            200,000     5.875%, 04/01/05                                         NR/AAA                  216,750
            150,000     5.750%, 04/01/12                                         NR/AAA                  160,687
            150,000     6.375%, 04/01/12                                         NR/AAA                  166,313

                      Rhode Island Health & Education Building Corp.,
                        Providence College, 1993 Series, MBIA Insured
            300,000     5.600%, 11/01/09                                        Aaa/AAA                  321,375
            300,000     5.600%, 11/01/10                                        Aaa/AAA                  319,125
            500,000     5.600%, 11/01/22                                        Aaa/AAA                  518,125
                      Rhode Island Health & Education Building Corp.,
                        Rhode Island School of Design, 1992 Series,
                        MBIA Insured
            200,000     5.800%, 06/01/05                                        Aaa/AAA                  216,500
                      Rhode Island Health & Education Building Corp.,
                        Brown University, 1993 Series, MBIA Insured
            500,000     5.400%, 09/01/18                                        Aaa/AAA                  505,625
            500,000     5.375%, 09/01/23                                        Aaa/AAA                  505,000
                      Rhode Island Health & Education Building Corp.,
                        Roger Williams University, 1996 Series S,
                        AMBAC Insured
          1,000,000     5.500%, 11/15/11                                         NR/AAA                1,075,000
                      Rhode Island Health & Education Building Corp.,
                        Roger Williams University, 1996 Series S,
                        AMBAC Insured
          2,500,000     5.000%, 11/15/24                                        Aaa/AAA                2,443,750
                      Rhode Island Health & Education Building Corp.,
                        Board of Governors, 1993 Series A, MBIA Insured
            450,000     5.300%, 09/15/08                                        Aaa/AAA                  476,438
             55,000     5.500%, 09/15/13                                        Aaa/AAA                   58,231
            140,000     5.250%, 09/15/23                                        Aaa/AAA                  141,050
            500,000     5.250%, 09/15/23                                        Aaa/AAA                  503,750
                      Rhode Island Health & Education Building Corp.,
                        Board of Governors, 1993 Series B, MBIA Insured
            245,000     5.500%, 09/15/13                                        Aaa/AAA                  259,394
                      Rhode Island Health & Education Building Corp.,
                        Salve Regina, 1993 Series, AMBAC Insured
            150,000     5.300%, 03/15/00                                         NR/AAA                  152,813
            150,000     6.100%, 03/15/06                                         NR/AAA                  163,875


                                                                                                10,089,002

                      HOSPITAL REVENUE BONDS (6.5%)
                      Rhode Island Health & Education Building
                        Corporation, Women & Infants Hospital, 1992
                        Series, FSA Insured
            100,000     6.150%, 09/01/05                                        Aaa/AAA                  108,750
            400,000     6.350%, 09/01/07                                        Aaa/AAA                  437,500
            300,000     6.550%, 09/01/13                                        Aaa/AAA                  328,875
                      Rhode Island Health & Education Building
                        Corporation, Kent County Memorial Hospital,
                        1992 Series, MBIA Insured
            150,000     6.000%, 07/01/06                                        Aaa/AAA                  159,375
                      Rhode Island Health & Education Building
                        Corporation - Hospital Fing - Lifespan Obligation
                        Group, MBIA Insured
          2,000,000     5.750%, 05/15/23                                        Aaa/AAA                2,157,500
          1,000,000     5.250%, 05/15/26                                        Aaa/AAA                1,010,000
                                                                                                       4,202,000

                      MORTGAGE REVENUE-MULTI-FAMILY BONDS (1.0%)
                        Rhode Island Housing & Mortgage Finance Corp,
                        1995 Series A, AMBAC Insured
            300,000     5.450%, 07/01/04                                        Aaa/AAA                  316,875
            300,000     5.550%, 07/01/05                                        Aaa/AAA                  319,500
                                                                                                         636,375

                      WATER AND SEWER REVENUE BONDS (2.1%)
                      Kent County Water Authority Revenue Bonds, 1994
                        Series A, MBIA Insured
            250,000     5.700%, 07/15/04                                        Aaa/AAA                  271,875
                      Bristol County Rhode Island Water Authority, 1997
                        Series A, MBIA Insured
            750,000     5.250%, 07/01/17                                        Aaa/AAA                  765,938
                      Bristol County Rhode Island, MBIA Insured
            300,000     5.000%, 12/01/08                                        Aaa/AAA                  316,875
                                                                                                       1,354,688

                      UTILITY REVENUE BONDS (.2%)
                      Puerto Rico Electric Power Authority, Series Q, FSA
                        Insured
            100,000     5.750%, 07/01/07                                        Aaa/AAA                  107,250
             50,000     6.000%, 07/01/10                                        Aaa/AAA                   50,544
                                                                                                         157,794

                      DEVELOPMENT REVENUE BONDS (14.9%)
                      Rhode Island Convention Center Authority, 1991
                        Series A, MBIA Insured (Escrowed to Maturity)
            100,000     6.375%, 05/15/01                                        Aaa/AAA                  107,875
            100,000     6.100%, 05/15/02                                        Aaa/AAA                  107,375
            150,000     6.300%, 05/15/04                                        Aaa/AAA                  161,625
                      Rhode Island Convention Center Authority, 1993
                        Series B, MBIA Insured
            500,000     5.000%, 05/15/07                                        Aaa/AAA                  528,750
                      Rhode Island Convention Center Authority, 1993
                        Series A, AMBAC Insured
            500,000     5.400%, 05/15/08                                        Aaa/AAA                  531,250
            300,000     5.500%, 05/15/13                                        Aaa/AAA                  317,250
            800,000     5.000%, 05/15/20                                        Aaa/AAA                  791,000
          1,200,000     5.000%, 05/15/23                                        Aaa/AAA                1,180,500
                      Rhode Island Public Building Authority State Public
                        Projects, 1990 Series A, AMBAC Insured
                        (Escrowed to Maturity)
            710,000     6.000%, 02/01/01                                        Aaa/AAA                  742,838
            300,000     6.600%, 02/01/02                                        Aaa/AAA                  322,875
                      Rhode Island Public Building Authority State Public
                        Projects, 1993 Series A, AMBAC Insured
            500,000     5.100%, 02/01/05                                        Aaa/AAA                  528,750
          1,000,000     5.250%, 02/01/10                                        Aaa/AAA                1,043,750
                      Rhode Island Public Building Authority State Public
                        Projects, 1990 Series A, AMBAC Insured
            785,000     6.000%, 02/01/11                                        Aaa/AAA                  820,325

                      Rhode Island Public Building Authority State Public
                        Projects, 1989 Series A, AMBAC Insured
                        (Escrowed to Maturity)
            370,000     7.000%, 02/01/00                                        Aaa/AAA                  391,201
             35,000     6.750%, 02/01/00                                        Aaa/AAA                   36,915
                      Rhode Island Public Building Authority State Public
                        Projects, 1996 School Series B, MBIA Insured
            500,000     5.500%, 12/15/14                                        Aaa/AAA                  532,500
          1,000,000     5.250%, 12/15/14                                        Aaa/AAA                1,040,000
            500,000     5.500%, 12/15/15                                        Aaa/AAA                  530,000
                                                                                                       9,714,779

                      POLLUTION CONTROL REVENUE BONDS (2.9%)
                      Rhode Island Clean Water Protection, 1993 Series A,
                        MBIA Insured
            200,000     5.300%, 10/01/07                                        Aaa/AAA                  216,500
            300,000     5.400%, 10/01/09                                        Aaa/AAA                  328,500
          1,250,000     5.400%, 10/01/15                                        Aaa/AAA                1,335,938
                                                                                                       1,880,938

                      OTHER REVENUE BONDS (11.1%)
                      State of Rhode Island Depositors Economic
                        Protection Corp., 1992 Series A, FSA Insured
            210,000     6.000%, 08/01/01                                        Aaa/AAA                  221,813
                      State of Rhode Island Depositors Economic
                        Protection Corp., 1992 Series B, MBIA Insured
            135,000     5.500%, 08/01/06                                        Aaa/AAA                  146,981
            500,000     6.000%, 08/01/17                                        Aaa/AAA                  543,125
                      State of Rhode Island Depositors Economic
                        Protection Corp., 1993 Series A, MBIA Insured
            355,000     5.625%, 08/01/09                                        Aaa/AAA                  395,381
                      State of Rhode Island Depositors Economic
                        Protection Corp., MBIA Insured
          1,000,000     5.000%, 07/01/18                                        Aaa/AAA                  992,500


                  State of Rhode Island Depositors Economic
                        Protection Corp., MBIA Insured
          1,600,000     5.000%, 07/01/23                                        Aaa/AAA                1,574,000
                      State of Rhode Island Depositors Economic
                        Protection Corp., 1993 Series B, MBIA Insured
            300,000     5.800%, 08/01/09                                        Aaa/AAA                  339,375
            715,000     5.250%, 08/01/21                                        Aaa/AAA                  766,838
                      Rhode Island State and Local Facilities, MBIA
                        Insured
          1,500,000     5.400%, 08/01/08                                        Aaa/AAA                1,618,125
                      State of Rhode Island Certificates of Participation,
                        Howard Center Improvements, MBIA Insured
            400,000     5.250%, 10/01/10                                        Aaa/AAA                  425,000
            200,000     5.375%, 10/01/16                                        Aaa/AAA                  207,250
                                                                                                       7,230,388
                        Total Revenue Bonds                                                           35,265,964

                        Total Investments (cost $61,156,686*)        98.1%                            63,810,500
                        Other assets in excess of liabilities         1.9                              1,250,651
                        Net Assets                                  100.0%                        $   65,061,151

                     (*)Cost for Federal tax purposes is identical.

                                          PORTFOLIO ABBREVIATIONS:
                            AMBAC  - American Municipal Bond Assurance Corp.
                            FGIC   - Financial Guaranty Insurance Co.
                            FSA    - Financial Security Assurance
                            MBIA   - Municipal Bond Investors Assurance Corp.

See accompanying notes to financial statements.


NARRAGANSETT INSURED TAX-FREE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)

ASSETS
    Investments at value (cost $61,156,686)                                                  $    63,810,500
    Cash                                                                                             129,332
    Interest receivable                                                                              969,554
    Receivable for Fund shares sold                                                                  310,819
    Due from Administrator for reimbursement of expenses (note 3)                                      7,174
    Receivable for investment securities sold                                                          5,000
    Other assets                                                                                          86
      Total assets                                                                                65,232,465
LIABILITIES
    Dividends payable                                                                                 74,811
    Payable for Fund shares redeemed                                                                  35,733
    Distribution fees payable                                                                         29,726
    Accrued expenses                                                                                  25,600
    Management fee payable                                                                             5,444
      Total liabilities                                                                              171,314

NET ASSETS                                                                                   $    65,061,151
    Net Assets consist of:
    Capital Stock - Authorized 80,000,000 shares, par value $.01 per share                   $        61,680
    Additional paid-in capital                                                                    62,392,967
    Overdistribution of net investment income                                                        (63,278)
    Accumulated net gain on investments                                                               15,968
    Net unrealized appreciation on investments                                                     2,653,814
                                                                                             $    65,061,151
CLASS A
    Net Assets                                                                               $    61,150,662
    Capital shares outstanding                                                                     5,797,264
    Net asset value and redemption price per share                                           $         10.55
    Offering price per share (100/96 of $10.55 adjusted to nearest cent)                     $         10.99

CLASS C
    Net Assets                                                                               $     3,399,867
    Capital shares outstanding                                                                       322,347
    Net asset value and offering price per share                                             $         10.55
    Redemption price per share (*generally, a charge of 1% is imposed on the
      proceeds of shares redeemed during the first 12 months after purchase)                 $        10.55*

CLASS I
    Net Assets                                                                               $        80,041
    Capital shares outstanding                                                                         7,590
    Net asset value, offering and redemption price per share                                 $         10.55

CLASS Y
    Net Assets                                                                               $       430,581
    Capital shares outstanding                                                                        40,812
    Net asset value, offering and redemption price per share                                 $         10.55

See accompanying notes to financial statements.


NARRAGANSETT INSURED TAX-FREE INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)
INVESTMENT INCOME:
        Interest income                                                                                       $  1,485,092

Expenses:
        Management fee (note 3)                                                        $    148,365
        Distribution and service fees (note 3)                                               56,892
        Trustees' fees and expenses                                                          22,000
        Legal fees                                                                           22,000
        Shareholders' reports and proxy statements                                           17,000
        Transfer and shareholder servicing agent fees                                        14,000
        Audit and accounting fees                                                            10,000
        Registration fees and dues                                                            5,000
        Custodian fees                                                                        4,636
        Insurance                                                                               500
        Miscellaneous                                                                        13,774
                                                                                            314,167

        Management fee waived (note 3)                                                     (127,160)
        Reimbursement of expenses by Manager (note 3)                                       (58,381)
        Expenses paid indirectly (note 7)                                                   (13,537)
              Net expenses                                                                                         115,089
              Net investment income                                                                              1,370,003

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
        Net realized gain from securities transactions                                       17,917
        Change in unrealized appreciation on investments                                    382,357

        Net realized and unrealized gain on investments                                                            400,274
        Net increase in net assets resulting from operations                                                  $  1,770,277

See accompanying notes to financial statements.


NARRAGANSETT INSURED TAX-FREE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                          SIX
                                                                     MONTHS ENDED                     YEAR ENDED
                                                                  DECEMBER  31, 1998                JUNE 30, 1998
OPERATIONS:
    Net investment income                                          $   1,370,003                    $   2,370,226
    Net realized gain from securities transactions                        17,917                            -
    Change in unrealized appreciation on investments                     382,357                        1,342,773
      Change in net assets from operations                             1,770,277                        3,712,999

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income                                             (1,329,450)                      (2,351,223)
    Net realized gain on investments                                       -                                -

    Class C Shares:
    Net investment income                                                (55,121)                         (52,701)
    Net realized gain on investments                                       -                                -

    Class I Shares:
    Net investment income                                                   (571)                           -
    Net realized gain on investments                                       -                                -

    Class Y Shares:
    Net investment income                                                 (4,363)                            (113)
    Net realized gain on investments                                       -                                -
      Change in net assets from distributions                         (1,389,505)                      (2,404,037)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold                                         11,273,126                       14,588,209
    Reinvested dividends and distributions                               856,006                        1,376,354
    Cost of shares redeemed                                           (2,249,644)                      (5,497,648)
      Change in net assets from capital share transactions             9,879,488                       10,466,915
      Change in net assets                                            10,260,260                       11,775,877

NET ASSETS:
    Beginning of period                                               54,800,891                       43,025,014
    End of period                                                  $  65,061,151                    $  54,800,891

See accompanying notes to financial statements.


NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION

     Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares may carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments in the Fund and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME:
Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.  FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

    Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets.

      Citizens Bank of Rhode Island (the "Sub-Adviser"), formerly known as Citizens Trust Company, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual
rate of 0.23 of 1% on the Fund's net assets.   For the six months
ended December 31, 1998, the Fund incurred fees for advisory and administrative services of $148,365 of which $127,160 was voluntarily waived. Additionally, the Manager voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $58,381. Of this amount, $51,207 was paid prior to December 31, 1998 and the balance of $7,174 was paid in early January 1999.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)  DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 1998, service fees on Class A Shares amounted to $42,132, of which the Distributor received $929.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1998, amounted to $11,066. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1998, amounted to $3,688. The total of these payments with respect to Class C Shares amounted to $14,754, of which the Distributor received $12,903.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I Permitted Payments may not exceed, for any fiscal year of the Fund, a rate set from time to time by the Board of Trustees (currently 0.10 of 1%) but not more than 0.25 of 1% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay services fees. These fees may not exceed an amount equal to the difference between (i) 0.25 of 1% of the average annual net assets of the Fund represented by Class I Shares and (ii) the amount paid under the Fund's Distribution Plan with respect to the assets represented by the Class I Shares. That is, the total payments under both plans will not exceed 0.25 of 1% of such net assets. For the six months ended December 31, 1998, these payments were made at the average annual rate of 0.05% of such net assets and amounted to $6.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 1998, the Distributor received commissions of $22,810 on sales of Class A shares.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 1998, purchases of securities and proceeds from the sales of securities aggregated
$9,875,472 and $863,500, respectively.

      At December 31, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $2,737,683 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $83,869, for a net unrealized appreciation of $2,653,814.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 65% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At December 31, 1998, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

      The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 1998, the Fund had 2.5% of its net assets invested in eight Puerto Rico municipal issues, all of which are rated AAA and insured or collateralized by U.S. Treasury securities.

6. DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

7. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


8. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                                        SIX MONTHS ENDED                          YEAR ENDED
                                                       DECEMBER 31, 1998                         JUNE 30, 1998

                                                   SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES:
    Proceeds from shares sold                     956,156         $ 10,096,559         1,171,521          $12,169,353
    Reinvested distributions                       76,597              807,796           128,741            1,340,037
    Cost of shares redeemed                      (201,545)          (2,125,830)         (512,096)          (5,326,530)
      Net change                                  831,208            8,778,525           788,166            8,182,860

CLASS C SHARES:
    Proceeds from shares sold                      64,353              679,567           230,636            2,402,356
    Reinvested distributions                        4,353               45,897             3,479               36,310
    Cost of shares redeemed                       (11,680)            (123,111)          (16,414)            (171,117)
      Net change                                   57,026              602,353           217,701            2,267,549

CLASS I SHARES*:
    Proceeds from shares sold                       7,590               80,000            -                    -
    Reinvested distributions                       -                    -                 -                    -
    Cost of shares redeemed                        -                    -                 -                    -
      Net change                                    7,590               80,000            -                    -

CLASS Y SHARES:
    Proceeds from shares sold                      39,059              417,000             1,590               16,500
    Reinvested distributions                          219                2,313            -                         6
    Cost of shares redeemed                           (67)                (703)           -                    -
      Net change                                   39,211              418,610             1,590               16,506
Total transactions in Fund
    shares                                        935,035         $  9,879,488         1,007,457          $10,466,915

* For the period November 4, 1998 to December 31, 1998.



NARRAGANSETT INSURED TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS
(UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS A(1)                         CLASS I(2)

                                                  SIX MONTHS                                                 PERIOD(3)
                                                     ENDED                YEAR ENDED JUNE 30,                  ENDED

                                                   12/31/98     1998      1997     1996     1995     1994     12/31/98

Net Asset Value, Beginning of Period                $10.47     $10.18    $9.93    $9.80    $9.44    $10.07     $10.54

Income from Investment Operations:
    Net investment income                             0.25       0.50     0.51     0.52     0.54      0.53       0.07
    Net gain (loss) on securities
      (both realized and unrealized)                  0.08       0.30     0.26     0.13     0.36     (0.63)      0.02
    Total from Investment Operations                  0.33       0.80     0.77     0.65     0.90     (0.10)      0.09

Less Distributions (note 6):
    Dividends from net investment income             (0.25)     (0.51)   (0.52)   (0.52)   (0.54)    (0.53)     (0.08)
    Distributions from capital gains                   -          -        -        -        -         -          -
    Total Distributions                              (0.25)     (0.51)   (0.52)   (0.52)   (0.54)    (0.53)     (0.08)

Net Asset Value, End of Period                      $10.55     $10.47   $10.18    $9.93    $9.80     $9.44     $10.55

Total Return (not reflecting sales charge)(%)         3.20+      8.02     7.95     6.72     9.82     (1.11)      0.81+

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)         61,151     52,006   42,540   37,988   34,373    31,660         80
    Ratio of Expenses to Average Net Assets (%)       0.38*      0.28     0.23     0.15     0.07      0.05       0.55*
    Ratio of Net Investment Income to
      Average Net Assets (%)                          4.63*      4.83     5.02     5.18     5.62      5.27       4.53*
    Portfolio Turnover Rate (%)                       1.49+      0.02     5.29        0        0         0       1.49+

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

    Ratio of Expenses to Average Net Assets (%)       0.97*      1.12     1.23     1.16     1.18      1.29       0.93*
    Ratio of Net Investment Income (Loss) to
      Average Net Assets (%)                          4.04*      3.99     4.05     4.17     4.51      4.03       4.15*

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)       0.34*      0.27     0.21     0.14     0.06      0.02       0.50*

(1)Designated as Class A Shares on May 1, 1996.

(2)New Class of Shares established on October 31, 1997.

(3) From November 4, 1998 to December 31, 1998.

+    Not annualized.

*    Annualized.

See accompanying notes to financial statements.


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                   CLASS C(1)

                                               SIX MONTHS                      PERIOD(2)   SIX MONTHS
        1                                         ENDED    YEAR ENDED JUNE 30,    ENDED       ENDED
                                                12/31/98      1998      1997     6/30/96    12/31/98
Net Asset Value, Beginning of Period             $10.47      $10.18    $9.93      $9.94      $10.47

Income from Investment Operations:
  Net investment income                            0.19        0.40     0.41       0.07        0.23
  Net gain (loss) on securities (both
      realized and unrealized)                     0.09        0.30     0.26      (0.01)       0.10

  Total from Investment Operations                 0.28        0.70     0.67       0.06        0.33

Less Distributions (note 6):
  Dividends from net investment income            (0.20)      (0.41)   (0.42)     (0.07)      (0.25)
  Distributions from capital gains                  -           -        -          -           -

  Total Distributions                             (0.20)      (0.41)   (0.42)     (0.07)      (0.25)

Net Asset Value, End of Period                   $10.55      $10.47   $10.18      $9.93      $10.55

Total Return (not reflecting sales charge) (%)     2.68+       6.94     6.89       0.60+       3.18+

Ratios/Supplemental Data
  Net Assets, End of Period ($ thousands)         3,400       2,778      485        0.1         431
  Ratio of Expenses to Average Net
      Assets (%)                                   1.38*       1.29     1.08       0.20+       0.37*
  Ratio of Net Investment Income to
      Average Net Assets (%)                       3.63*       3.77     4.20       0.70+       4.35*
  Portfolio Turnover Rate (%)                      1.49+       0.02     5.29          0        1.49+

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

  Ratio of Expenses to Average Net Assets (%)      1.82*       1.93     2.08       0.32+       0.75*
  Ratio of Net Investment Income (Loss) to
      Average Net Assets (%)                       3.19*       3.11     3.20       0.58+       3.97*

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

  Ratio of Expenses to Average Net Assets (%)      1.34*       1.28     1.06       0.20+       0.33*

(1) New Class of Shares established on May 1, 1996.

(2) From May 1, 1996 to June 30, 1996.

 +   Not annualized.

 *   Annualized.

See accompanying notes to financial statements.




FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                   CLASS Y(1)

                                               SIX MONTHS                      PERIOD(2)
                                                 ENDED    YEAR ENDED JUNE 30,    ENDED
                                                12/31/98      1998      1997     6/30/96
Net Asset Value, Beginning of Period             $10.47      $10.19     $9.93       $9.94

Income from Investment Operations:
  Net investment income                            0.23        0.59      0.56        0.09
  Net gain (loss) on securities (both
      realized and unrealized)                     0.10        0.29      0.26       (0.01)

  Total from Investment Operations                 0.33        0.88      0.82        0.08

Less Distributions (note 6):
  Dividends from net investment income            (0.25)      (0.60)    (0.56)      (0.09)
  Distributions from capital gains                    -           -         -           -

  Total Distributions                             (0.25)      (0.60)    (0.56)      (0.09)

Net Asset Value, End of Period                   $10.55      $10.47    $10.19       $9.93

Total Return (not reflecting sales charge) (%)     3.18+       8.80      8.48        0.80+

Ratios/Supplemental Data
  Net Assets, End of Period ($ thousands)           431          17       0.1         0.1
  Ratio of Expenses to Average Net
      Assets (%)                                   0.37*       0.28      0.08        0.14+
  Ratio of Net Investment Income to
      Average Net Assets (%)                       4.35*       4.66      5.20        0.89+
  Portfolio Turnover Rate (%)                      1.49+       0.02      5.29           0

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

  Ratio of Expenses to Average Net Assets (%)      0.75*       0.83       1.08       0.15+
  Ratio of Net Investment Income (Loss) to
      Average Net Assets (%)                       3.97*       4.11       4.20       0.88+

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

  Ratio of Expenses to Average Net Assets (%)      0.33*       0.27       0.06       0.14+

(1) New Class of Shares established on May 1, 1996.

(2) From May 1, 1996 to June 30, 1996.

 +   Not annualized.

 *   Annualized.

See accompanying notes to financial statements.


SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on November 13, 1998. The holders of shares representing 78% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                        NUMBER OF VOTES:
        TRUSTEE                    FOR                  WITHHELD
        Lacy B. Herrmann           42,821,291.94        678,661.04
        Vernon R. Alden            42,840,131.98        659,821.00
        Paul Y. Clinton            42,840,131.98        659,821.00
        David A. Duffy             42,840,131.98        659,821.00
        William J. Nightingale     42,840,131.98        659,821.00
        J. William Weeks           42,840,131.98        659,821.00

2. To ratify the selection of KPMG Peat Marwick LLP as the Fund's independent auditors.
                                       NUMBER OF VOTES:
        FOR                       AGAINST           ABSTAIN
        42,712,300.84                0             787,652.14




PREPARING FOR YEAR 2000 (UNAUDITED)

            The Trustees and officers of the Fund have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Fund and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Fund are ready by the beginning of the year 2000.

            The Fund is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Fund's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

            As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Fund will be significantly affected by year 2000 problems.


            We will continue to keep you up-to-date through future communications.
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